Intangible assets (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Impairment loss on assets	R$ (2,097)
Goodwill [member] | Country Of B R [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	(192)
Property, plant and equipment [member] | Country Of B R [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	(459)
Property, plant and equipment [member] | Country Of M X [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	(1,268)
Intangible Assets [Member] | Country Of M X [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	(48)
Right-of-use assets [member] | Country Of M X [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	(99)
Other intangible assets [member] | Country Of M X [Member]
IfrsStatementLineItems [Line Items]
Impairment loss on assets	R$ (32)